Allowance for Loan and Lease Losses - Allowance for Loan and Lease Losses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Loans And Leases Receivable Disclosure [Line Items]
Beginning Balance	$ 5,727	$ 4,550	$ 5,652	$ 4,357	$ 4,357	$ 3,076
Charge-offs	(350)	(311)	(680)	(668)	(1,187)	(430)
Recoveries	3	2	69	2	7	94
Provision	635	650	974	1,200	2,475	1,617
Ending Balance	6,015	4,891	6,015	4,891	5,652	4,357
Commercial and Industrial Loans
Loans And Leases Receivable Disclosure [Line Items]
Beginning Balance	2,906	2,451	3,046	2,347	2,347	1,119
Charge-offs	(321)	(280)	(645)	(540)	(974)	(282)
Recoveries	3	2	69	2	7	58
Provision	2,298	409	2,416	773	1,666	1,452
Ending Balance	4,886	2,582	4,886	2,582	3,046	2,347
Real Estate | 1-4 Single Family Residential Loans
Loans And Leases Receivable Disclosure [Line Items]
Beginning Balance	887	676	902	647	647	623
Charge-offs	(5)		(5)		(23)	(3)
Provision	(564)	56	(579)	85	278	27
Ending Balance	318	732	318	732	902	647
Real Estate | Construction, Land and Development Loans
Loans And Leases Receivable Disclosure [Line Items]
Beginning Balance	540	380	441	364	364	398
Charge-offs						(32)
Recoveries						30
Provision	(345)	32	(246)	48	77	(32)
Ending Balance	195	412	195	412	441	364
Real Estate | Commercial Real Estate Loans (Including Multifamily)
Loans And Leases Receivable Disclosure [Line Items]
Beginning Balance	1,032	697	898	667	667	670
Charge-offs				(15)	(34)
Provision	(799)	103	(665)	148	265	(3)
Ending Balance	233	800	233	800	898	667
Consumer Loans and Leases
Loans And Leases Receivable Disclosure [Line Items]
Beginning Balance	175	194	198	186	186	89
Charge-offs	(24)	(31)	(30)	(113)	(156)	(113)
Recoveries						6
Provision	195	41	178	131	168	204
Ending Balance	346	204	346	204	198	186
Municipal and Other Loans
Loans And Leases Receivable Disclosure [Line Items]
Beginning Balance	187	152	167	146	146	177
Provision	(150)	9	(130)	15	21	(31)
Ending Balance	$ 37	$ 161	$ 37	$ 161	$ 167	$ 146